Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2022
Share-based Compensation Expenses
Share-based Compensation Expenses

19. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant share options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than 1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the 2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis, reaching a total of 41,964,263 Class A ordinary shares. The maximum aggregate number of shares which may be issued under the 2014 Plan increased automatically by an aggregate of 17,542,440 Class A ordinary shares in April 2023, reaching to a total of 59,506,703 Class A ordinary shares.

The share options and restricted shares granted under the 2008 plan initially have a contractual term of six years, and grants under the 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan generally vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. As of December 31, 2022, 25,609,287 options and 230,646 restricted shares were outstanding under the 2008 and 2014 plan.

The Group recognized share-based compensation expense of RMB20,464, RMB9,132 and RMB5,049 for the years ended December 31, 2020, 2021 and 2022, respectively, which was classified as follows:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	1,044	390	411	60
Research and product development	4,349	724	572	83
Sales and marketing	1,099	644	657	95
General and administrative	13,972	7,374	3,409	494
Total	20,464	9,132	5,049	732

Share options

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2022	13,976,607	1.81	3.74	825
Granted	14,847,631	0.3333	—	—
Exercised	(253,320)	0.03	—	—
Forfeited	(2,961,631)	1.83	—	—
Outstanding at December 31, 2022	25,609,287	0.97	6.56	3,920
Vested and expected to vest at December 31, 2022	23,603,747	1.02	6.31	3,584
Exercisable at December 31, 2022	10,761,656	1.85	2.35	1,395

The total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 was RMB2,290, RMB3,563 and RMB458 (US$66), respectively.

19. Share-based Compensation Expenses - continued

The weighted-average grant date fair value for options granted during the year ended December 31, 2022 was US$0.15, computed using the binomial option pricing model. No share options were granted for the years ended December 31, 2020 and 2021.

The total fair value of share options vested during the years ended December 31, 2020, 2021, and 2022 was RMB25,038, RMB11,000 and RMB2,371 (US$344), respectively.

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Time to maturity is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

The Company uses the binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s option grants for the year ended December 31, 2022 were as follows:

2022

Expected volatility	48.25%
Risk-free interest rate	2.78%
Exercise multiple	2.2-2.8
Expected dividend yield	0%
Time to maturity (in years)	10
Expected forfeiture rate (post-vesting)	0%-13.24%
Fair value of the common share on the date of option grant	US$0.13-0.16 (RMB0.90-1.10)

As of December 31, 2022, there was RMB14,055 in total unrecognized compensation expense related to share options, which is expected to be recognized over a weighted-average period of 3.61 years.

Restricted shares

The total intrinsic value of restricted shares vested for the years ended December 31, 2020, 2021 and 2022 were RMB161, RMB247 and RMB136 (US$20), respectively.

The fair value of restricted shares with service conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

19. Share-based Compensation Expenses - continued

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2022	21,918	2.23
Granted	270,000	0.17
Vested	(61,272)	0.91
Forfeited	—	—
Restricted shares as of December 31, 2022	230,646	0.17
Vested and expected to vest at December 31, 2022	230,646	0.17

As of December 31, 2022, there was RMB271 (US$39) in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 3.35 years.